                                            SEMI-ANNUAL REPORT DECEMBER 31, 1997
------------------------------------------------------------------------

CUTLER EQUITY INCOME FUND          Cutler & Company LLC   Forum Financial Corp.
CUTLER APPROVED LIST EQUITY FUND   503 Airport Road         Two Portland Square
                                   Medford, OR 97504         Portland, ME 04101

--------------------------------------------------------------------------------

To the Cutler Trust Shareholders:

We are pleased to present this semi-annual report, and our thoughts on the performance of the portfolios of The Cutler Trust, for the six months ending December 31, 1997.

Our Equity Income Fund had good results for the second half of 1997, with a total return of +8.80%. Our Approved List Equity Fund had excellent results, with a total return of +10.61% for the period.

With continued solid performance and an influx of new investors, the Cutler Trust surpassed the $100 Million in assets level. While we are pleased with the great returns of both Funds, we would like to caution you about expectations. When the market races forward, as it has over the past few years, investors may come to expect unrealistic gains. While we are pleased with the short-term results, we remain focused on providing sustainable, long-term, consistent total return.

While we are keeping our eyes focused on global issues and how they may effect the domestic market, we continue to believe that positive economic conditions will prevail, and that high quality, income producing stocks will continue to reward their investors.

On behalf of everyone at the Cutler Trust, we wish to thank you for selecting our Funds.

Sincerely,

/s/ Ken Cutler                                  /s/ Brooke Cutler Ashland
Kenneth R. Cutler                               Brooke Cutler Ashland
Chairman of the Board                           Chief Executive Officer
The Cutler Trust                                Cutler & Company, LLC

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997 (unaudited)
--------------------------------------------------------------------------------

SHARES      SECURITY DESCRIPTION                                        VALUE
            COMMON STOCK (85.2%)

            BANKS (3.2%)
    58,700  Norwest Corp.                                            $ 2,267,288
                                                                     -----------

            BUSINESS SERVICES (2.2%)
    25,700  Automatic Data Processing, Inc.                            1,577,337
                                                                     -----------

            CHEMICALS (4.6%)
    40,800  Clorox Co.                                                 3,225,750
                                                                     -----------

            COMPUTER & OFFICE EQUIPMENT (4.5%)
    35,400  Pitney Bowes, Inc.                                         3,183,787
                                                                     -----------

            DRUGS & PHARMACEUTICALS (10.9%)
    29,300  Bristol-Myers Squibb Co.                                   2,772,512
    39,200  Eli Lilly & Co.                                            2,729,299
    34,200  Schering-Plough Corp.                                      2,124,674
                                                                     -----------
                                                                       7,626,485
                                                                     -----------

            DRUGSTORES (2.4%)
    53,400  Walgreen Co.                                               1,675,424
                                                                     -----------

            ELECTRIC MACHINERY (3.9%)
    37,800  General Electric Co.                                       2,773,574
                                                                     -----------

            FABRICATED METAL PRODUCTS (3.0%)
    35,300  Illinois Tool Works, Inc.                                  2,122,412
                                                                     -----------

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS  (continued)
DECEMBER 31, 1997 (unaudited)
--------------------------------------------------------------------------------

SHARES      SECURITY DESCRIPTION                                        VALUE
            FINANCIAL SERVICES (2.9%)
    27,400  Marsh & McLennan Cos., Inc.                              $ 2,043,015
                                                                     -----------

            FOOD & SOFT DRINKS (9.6%)
    33,500  Campbell Soup Co.                                          1,947,187
    59,150  H.J. Heinz Co.                                             3,005,560
    32,100  Sara Lee Corp.                                             1,807,631
                                                                     -----------
                                                                       6,760,378
                                                                     -----------

            GENERAL MERCHANDISE TRADE (2.5%)
    44,900  Wal-Mart Stores, Inc.                                      1,770,744
                                                                     -----------

            GROCERY STORES (2.7%)
    39,900  Albertson's, Inc.                                          1,890,262
                                                                     -----------

            INSTRUMENTS & RELATED PRODUCTS (1.8%)
    16,700  Xerox Corp.                                                1,232,668
                                                                     -----------

            LIFE INSURANCE (7.6%)
    24,600  Allstate Corp.                                             2,235,524
    39,500  Lincoln National Corp.                                     3,085,946
                                                                     -----------
                                                                       5,321,470
                                                                     -----------

            NONDEPOSITORY CREDIT INSTITUTIONS (2.4%)
    13,300  Household International, Inc.                              1,696,580
                                                                     -----------

            PRINTING & PUBLISHING (7.8%)
    53,400  Gannett Co., Inc.                                          3,300,788
    35,300  Tribune Co.                                                2,197,424
                                                                     -----------
                                                                       5,498,212
                                                                     -----------

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS  (continued)
DECEMBER 31, 1997 (unaudited)
--------------------------------------------------------------------------------

SHARES      SECURITY DESCRIPTION                                        VALUE
            SOAPS (3.2%)
    28,600  Procter & Gamble Co.                                     $ 2,282,637
                                                                     -----------

            VOICE & DATA TRANSMISSION (7.1%)
    51,200  BellSouth Corp.                                            2,883,200
    28,900  SBC Communications, Inc.                                   2,116,923
                                                                     -----------
                                                                       5,000,123
                                                                     -----------

            WHOLESALE TRADE-NONDURABLE GOODS (2.9%)
    43,800  Sysco Corp.                                                1,995,639
                                                                     -----------

            TOTAL COMMON STOCK (COST $43,444,312)                     59,943,785
                                                                     -----------

            SHORT-TERM HOLDINGS (14.8%)
   419,705  Forum Daily Assets Treasury Fund                             419,705
10,000,000  U.S. Treasury Bills, 4.91% yield, 1/8/98                   9,991,825
                                                                     -----------

            TOTAL SHORT-TERM HOLDINGS (COST $10,411,530)              10,411,530
                                                                     -----------

            TOTAL INVESTMENTS (100.0%) (COST $53,855,842)            $70,355,315
                                                                     -----------
                                                                     -----------

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER APPROVED LIST EQUITY FUND

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997 (unaudited)
--------------------------------------------------------------------------------

SHARES     SECURITY DESCRIPTION                                         VALUE
           COMMON STOCK (97.6%)

           ALCOHOLIC BEVERAGES (0.4%)
   3,000   Anheuser-Busch Cos.                                       $   132,000
                                                                     -----------

           BANKS (7.4%)
   7,000   Banc One Corp                                                 380,186
   4,000   Bankers Trust New York Co.                                    449,750
   7,900   First Union Corp.                                             404,875
   2,000   J.P. Morgan & Co., Inc.                                       225,750
   4,000   NationsBank Corp.                                             243,250
  14,000   Norwest Corp.                                                 540,750
   5,500   Wachovia Corp.                                                446,188
                                                                     -----------
                                                                       2,690,749
                                                                     -----------

           BUSINESS SERVICES (1.3%)
   7,500   Automatic Data Processing, Inc.                               460,313
                                                                     -----------

           CHEMICALS (4.1%)
   2,000   Air Products & Chemicals, Inc.                                164,500
   6,500   Clorox Co.                                                    513,906
   3,000   Dow Chemical Co.                                              304,500
   4,000   E.I. Du Pont de Nemours & Co.                                 240,250
   2,500   Rohm & Haas Co.                                               239,375
                                                                     -----------
                                                                       1,462,531
                                                                     -----------

           COMMUNICATIONS EQUIPMENT (1.9%)
   6,500   Lucent Technologies, Inc.                                     519,188
   2,800   Motorola, Inc.                                                159,775
                                                                     -----------
                                                                         678,963
                                                                     -----------

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER APPROVED LIST EQUITY FUND

SCHEDULE OF INVESTMENTS  (continued)
DECEMBER 31, 1997 (unaudited)
--------------------------------------------------------------------------------

SHARES     SECURITY DESCRIPTION                                         VALUE
           COMPUTER & OFFICE EQUIPMENT (2.8%)
   5,000   Hewlett-Packard Co.                                       $   312,500
   6,000   Pitney Bowes, Inc.                                            539,625
   3,000   Rockwell International                                        156,750
                                                                     -----------
                                                                       1,008,875
                                                                     -----------

           DRUGS & PHARMACEUTICALS (11.0%)
   4,000   Abbott Laboratories                                           262,250
   2,000   American Home Products                                        153,000
   6,000   Bristol-Myers Squibb Co.                                      567,750
   9,000   Eli Lilly & Co.                                               626,625
   6,000   Johnson & Johnson                                             395,250
   2,000   Merck & Co., Inc.                                             212,500
   4,000   Morton International                                          137,500
   7,000   Pfizer, Inc.                                                  521,938
   9,000   Schering-Plough Corp.                                         559,125
   4,000   Warner Lambert Co.                                            496,000
                                                                     -----------
                                                                       3,931,938
                                                                     -----------

           DRUGSTORES (1.4%)
  16,000   Walgreen Co.                                                  502,000
                                                                     -----------

           DURABLE GOODS-WHOLESALE (0.9%)
   3,500   Grainger (W.W.), Inc.                                         340,156
                                                                     -----------

           ELECTRIC, GAS & UTILITY COMPANIES (2.0%)
   7,000   Baltimore Gas and Electric Co.                                238,438
   4,000   Consolidated Natural Gas Co.                                  242,000
   4,000   Duke Energy Corp.                                             221,500
                                                                     -----------
                                                                         701,938
                                                                     -----------

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER APPROVED LIST EQUITY FUND

SCHEDULE OF INVESTMENTS  (continued)
DECEMBER 31, 1997 (unaudited)
--------------------------------------------------------------------------------

SHARES     SECURITY DESCRIPTION                                         VALUE
           ELECTRIC MACHINERY (3.1%)
   3,000   AMP, Inc.                                                 $   126,000
   2,000   Emerson Electric Co.                                          112,875
   7,200   General Electric Co.                                          528,300
   8,000   Texas Instruments, Inc.                                       360,000
                                                                     -----------
                                                                       1,127,175
                                                                     -----------

           FABRICATED METAL PRODUCTS (4.1%)
   4,200   Gillette Co.                                                  421,836
   8,700   Illinois Tool Works                                           523,088
  11,000   Stanley Works                                                 519,063
                                                                     -----------
                                                                       1,463,987
                                                                     -----------

           FINANCIAL SERVICES (1.2%)
   5,700   Marsh & McLennan Cos., Inc.                                   425,006
                                                                     -----------

           FOOD & SOFT DRINKS (10.6%)
  10,000   Archer Daniels Midland Co.                                    216,873
   3,800   CPC International, Inc.                                       409,450
   8,000   Campbell Soup Co.                                             465,000
   5,000   Coca-Cola Co.                                                 333,125
   4,000   General Mills, Inc.                                           286,500
   9,000   H.J. Heinz Co.                                                457,313
   7,000   Hershey Foods Corp.                                           433,563
  10,000   Kellogg Co.                                                   496,250
   6,000   PepsiCo, Inc.                                                 218,625
   9,000   Sara Lee Corp.                                                506,813
                                                                     -----------
                                                                       3,823,512
                                                                     -----------

           FOREST PRODUCTS (1.3%)
   3,000   Kimberly-Clark Corp.                                          147,936
   7,000   Westvaco Corp.                                                220,063
   2,000   Weyerhaeuser Co.                                               98,125
                                                                     -----------
                                                                         466,124
                                                                     -----------

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER APPROVED LIST EQUITY FUND

SCHEDULE OF INVESTMENTS  (continued)
DECEMBER 31, 1997 (unaudited)
--------------------------------------------------------------------------------

SHARES     SECURITY DESCRIPTION                                         VALUE
           GENERAL MERCHANDISE TRADE (2.6%)
   4,000   J.C. Penney Co., Inc.                                     $   241,250
   3,000   May Department Stores Co.                                     158,063
  13,500   Wal-Mart Stores, Inc.                                         532,406
                                                                     -----------
                                                                         931,719
                                                                     -----------

           GLASS, OTHER BUILDING MATERIALS (0.7%)
   4,000   Corning, Inc.                                                 148,500
   2,000   PPG Industries, Inc.                                          114,250
                                                                     -----------
                                                                         262,750
                                                                     -----------

           GROCERY STORES (2.7%)
  12,000   Albertson's, Inc.                                             568,500
   9,000   Winn-Dixie Stores, Inc.                                       393,188
                                                                     -----------
                                                                         961,688
                                                                     -----------

           INDUSTRIAL & COMMERCIAL MACHINERY (1.2%)
  11,800   Dover Corp.                                                   426,275
                                                                     -----------

           INSTRUMENTS & RELATED PRODUCTS (1.9%)
   4,000   Becton, Dickinson & Co.                                       200,000
   1,000   Eastman Kodak Co.                                              60,813
   5,500   Xerox Corp.                                                   405,968
                                                                     -----------
                                                                         666,781
                                                                     -----------

           LIFE INSURANCE (2.6%)
   7,000   Aon Corp.                                                     410,375
   6,500   Lincoln National Corp.                                        507,813
                                                                     -----------
                                                                         918,188
                                                                     -----------

           NONDEPOSITORY CREDIT INSTITUTIONS (1.5%)
   4,200   Household International, Inc.                                 535,763
                                                                     -----------

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER APPROVED LIST EQUITY FUND

SCHEDULE OF INVESTMENTS  (continued)
DECEMBER 31, 1997 (unaudited)
--------------------------------------------------------------------------------

SHARES     SECURITY DESCRIPTION                                         VALUE
           OIL & GAS EXTRACTION (0.7%)
   3,000   Atlantic Richfield Co.                                    $   240,375
                                                                     -----------

           PETROLEUM PRODUCTS (2.4%)
   2,000   Amoco Corp.                                                   170,250
   2,500   Chevron Corp.                                                 192,500
   5,000   Exxon Corp.                                                   305,938
   2,500   Mobil Corp.                                                   180,468
                                                                     -----------
                                                                         849,156
                                                                     -----------

           PRINTING & PUBLISHING (6.9%)
   9,500   Dow Jones & Co., Inc.                                         510,031
   8,400   Gannett Co., Inc.                                             519,225
   7,500   Knight-Ridder, Inc.                                           390,000
   7,000   McGraw-Hill Cos., Inc.                                        518,000
   8,500   Tribune Co.                                                   529,125
                                                                     -----------
                                                                       2,466,381
                                                                     -----------

           PROPERY & CASUALTY INSURANCE (6.3%)
   6,000   Allstate Corp.                                                545,250
   4,000   American International Group, Inc.                            435,000
   6,000   Chubb Corp.                                                   453,750
   2,000   General Re Corp.                                              424,000
   5,000   St. Paul Cos., Inc.                                           410,313
                                                                     -----------
                                                                       2,268,313
                                                                     -----------

           SECURITIES, BROKERS, DEALERS & ADVISORS (1.5%)
   7,500   Merrill Lynch & Co. Inc                                       547,031
                                                                     -----------

           SOAPS (2.9%)
   7,000   Colgate-Palmolive Co.                                         514,500
   6,400   Procter & Gamble Co.                                          510,800
                                                                     -----------
                                                                       1,025,300
                                                                     -----------

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER APPROVED LIST EQUITY FUND

SCHEDULE OF INVESTMENTS  (continued)
DECEMBER 31, 1997 (unaudited)
--------------------------------------------------------------------------------

SHARES     SECURITY DESCRIPTION                                         VALUE
           SPECIALTY CHEMICAL PRODUCTS (1.0%)
   4,000   International Flavors & Fragrance                         $   206,000
   2,000   Minnesota Mining and Manufacturing Co.                        164,125
                                                                     -----------
                                                                         370,125
                                                                     -----------

           TRANSPORTATION EQUIPMENT (1.3%)
   3,000   Boeing Co.                                                    146,813
   4,000   Johnson Controls, Inc.                                        191,000
   2,000   United Technologies Corp.                                     145,625
                                                                     -----------
                                                                         483,438
                                                                     -----------

           VOICE & DATA TRANSMISSION (6.6%)
   5,000   Ameritech                                                     402,500
   9,000   AT&T Corp.                                                    551,250
   5,500   Bell Atlantic Corp.                                           500,500
   8,000   BellSouth Corp.                                               450,500
   6,500   SBC Communications, Inc.                                      476,125
                                                                     -----------
                                                                       2,380,875
                                                                     -----------

           WHOLESALE TRADE-NONDURABLE GOODS (1.3%)
  10,000   Sysco Corp.                                                   455,626
                                                                     -----------

           TOTAL COMMON STOCK (COST $20,088,446)                      35,005,051
                                                                     -----------

           SHORT-TERM HOLDINGS (2.4%)

 875,691   Forum Daily Assets Treasury Fund (cost $875,691)              875,691
                                                                     -----------

           TOTAL INVESTMENTS (100.0%) (COST $20,964,137)             $35,880,742
                                                                     -----------
                                                                     -----------

--------------------------------------------------------------------------------

THE CUTLER TRUST

STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                                   CUTLER            CUTLER
                                                                   EQUITY           APPROVED
                                                                   INCOME         LIST EQUITY
                                                                    FUND              FUND
                                                              ----------------  ----------------
ASSETS:
    Investments (Note 2)
      Investments at cost                                          $53,855,842       $20,964,137
      Net unrealized appreciation (depreciation)                    16,499,473        14,916,605
                                                              ----------------  ----------------
        Total investments at value                                  70,355,315        35,880,742

    Interest, dividends and other receivables                           90,485            61,200
    Receivable for securities sold                                          --           144,207
    Receivable for Fund shares sold                                  4,441,365             2,832
                                                              ----------------  ----------------
Total Assets                                                        74,887,165        36,088,981
                                                              ----------------  ----------------

LIABILITIES:
    Dividends payable                                                    6,026             6,988
    Payable for securities purchased                                 4,276,572           319,432
    Payable to administrator                                             5,460             2,986
    Payable for Fund shares redeemed                                       100                --
    Payable to investment adviser                                       40,953            22,393
    Accrued expenses and other liabilities                              74,116            17,841
                                                              ----------------  ----------------
Total Liabilities                                                    4,403,227           369,640
                                                              ----------------  ----------------
NET ASSETS                                                         $70,483,938       $35,719,341
                                                              ----------------  ----------------
                                                              ----------------  ----------------

COMPONENTS OF NET ASSETS:
    Paid-in capital                                                $48,640,763       $19,182,079
    Undistributed net investment income (loss)                         (2,407)               169
    Net unrealized appreciation (depreciation) on
      investments                                                   16,499,473        14,916,605
    Accumulated net realized gain (loss) on investments              5,346,109         1,620,488
                                                              ----------------  ----------------
NET ASSETS                                                         $70,483,938       $35,719,341
                                                              ----------------  ----------------
                                                              ----------------  ----------------

Shares of Beneficial Interest, No Par Value                          4,456,825         1,914,399

NET ASSET VALUE, offering price and redemption
  price per share                                                       $15.81            $18.66

See Notes to Financial Statements.

--------------------------------------------------------------------------------

THE CUTLER TRUST

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                                   CUTLER            CUTLER
                                                                   EQUITY           APPROVED
                                                                   INCOME         LIST EQUITY
                                                                    FUND              FUND
                                                              ----------------  ----------------
INVESTMENT INCOME:
    Dividend income                                                   $581,816          $334,227
    Interest income                                                    235,058            34,891
                                                              ----------------  ----------------
Total Investment Income                                                816,874           369,118
                                                              ----------------  ----------------
EXPENSES:
    Advisory fees (Note 3)                                             241,109           134,714
    Management fees (Note 3)                                            32,148            17,962
    Transfer agent fees (Note 3)                                         8,195             7,288
    Shareholder services fees (Note 3)                                     960               238
    Custodian fees                                                      10,461             5,926
    Accounting fee (Note 3)                                             19,000            21,000
    Legal fees (Note 3)                                                  4,548             1,267
    Audit fee                                                            7,285             7,046
    Trustees fee                                                         9,133             4,586
    Miscellaneous                                                       53,532            24,730
                                                              ----------------  ----------------
Total Expenses                                                         386,371           224,757
                                                              ----------------  ----------------
NET INVESTMENT INCOME (LOSS)                                           430,503           144,361
                                                              ----------------  ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
    Net realized gain (loss) on investments sold                     9,290,595         3,516,958
    Net change in unrealized appreciation (depreciation) on
      investments                                                  (4,310,631)          (78,504)
                                                              ----------------  ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS               4,979,964         3,438,454
                                                              ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                                   $5,410,467        $3,582,815
                                                              ----------------  ----------------
                                                              ----------------  ----------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------

THE CUTLER TRUST

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                 CUTLER                              CUTLER
                                                                 EQUITY                             APPROVED
                                                                 INCOME                            LIST EQUITY
                                                                  FUND                                FUND
                                                    ---------------------------------   ---------------------------------
                                                       Six Months           Year           Six Months           Year
                                                    Ended (unaudited)       Ended       Ended (unaudited)       Ended
                                                    December 31, 1997   June 30, 1997   December 31, 1997   June 30, 1997
                                                    -----------------   -------------   -----------------   -------------
NET ASSETS -- BEGINNING OF PERIOD                      $62,522,934       $46,285,366       $35,277,381       $30,247,807
                                                    -----------------   -------------   -----------------   -------------
OPERATIONS:
  Net investment income (loss)                             430,503           858,359           144,361           352,960
  Net realized gain (loss) on investments sold           9,290,595         2,878,813         3,516,958           817,421
  Net change in unrealized appreciation
    (depreciation) on investments                       (4,310,631)       13,036,026           (78,504)        7,342,804
                                                    -----------------   -------------   -----------------   -------------
  Net increase (decrease) in net assets resulting
    from operations                                      5,410,467        16,773,198         3,582,815         8,513,185
                                                    -----------------   -------------   -----------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net investment income                                   (447,888)         (869,845)         (146,941)         (361,715)
  Net realized capital gain on investments              (5,707,467)       (4,115,498)       (2,695,053)          (94,208)
                                                    -----------------   -------------   -----------------   -------------
  Total distributions to shareholders                   (6,155,355)       (4,985,343)       (2,841,994)         (455,923)
                                                    -----------------   -------------   -----------------   -------------
CAPITAL SHARE TRANSACTIONS:
  Sale of shares                                         8,195,298         5,928,772         1,287,048         2,668,009
  Reinvestment of distributions                          6,049,582         4,927,163         2,766,660           448,402
  Redemption of shares                                  (5,538,988)       (6,406,222)       (4,352,569)       (6,144,099)
                                                    -----------------   -------------   -----------------   -------------
  Net increase (decrease) from capital share
    transactions                                         8,705,892         4,449,713          (298,861)       (3,027,688)
                                                    -----------------   -------------   -----------------   -------------
  Net increase (decrease) in net assets                  7,961,004        16,237,568           441,960         5,029,574
                                                    -----------------   -------------   -----------------   -------------
NET ASSETS -- END OF PERIOD
  (Including line (A))                                 $70,483,938       $62,522,934       $35,719,341       $35,277,381
                                                    -----------------   -------------   -----------------   -------------
                                                    -----------------   -------------   -----------------   -------------
(A) Accumulated undistributed net
  investment income (loss)                             $    (2,407)      $    14,978       $       169       $     2,749
                                                    -----------------   -------------   -----------------   -------------
                                                    -----------------   -------------   -----------------   -------------
SHARE ACTIVITY
  Sale of shares                                           510,256           409,218            68,101           163,153
  Reinvestment of distributions                            399,485           373,516           151,393            28,801
  Redemption of shares                                    (346,779)         (462,361)         (229,669)         (399,951)
                                                    -----------------   -------------   -----------------   -------------
  Net increase (decrease) in shares                        562,962           320,373           (10,175)         (207,997)
                                                    -----------------   -------------   -----------------   -------------
                                                    -----------------   -------------   -----------------   -------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
THE CUTLER TRUST

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997 (unaudited)
--------------------------------------------------------------------------------

NOTE 1  ORGANIZATION

  The Cutler Trust (the "Trust") was organized on October 2, 1992, as an open-end, management investment company under the Investment Company Act of 1940. The Trust currently has two diversified investment portfolios (individually a "Fund" and collectively the "Funds"). The Cutler Equity Income Fund and Cutler Approved List Equity Fund each commenced operations on December 30, 1992. On December 27, 1996, the Cutler Government Securities Fund ceased operations.

NOTE 2  SIGNIFICANT ACCOUNTING POLICIES

  These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

  The following represent significant accounting policies of the Funds:

  SECURITY VALUATION -- The Trust determines the net asset value per share of each Fund as of the close of regular trading on the New York Stock Exchange (currently 4:00 P.M., Eastern time) on each Fund Business Day, as defined in the Funds' prospectus. Securities with a maturity of 60 days or less are valued at amortized cost. Other securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sale is reported, the mean of the last bid and asked price is used. If no mean price is available, the last bid price is used. In the absence of readily available market quotations, securities are valued at fair value using procedures approved by the Trust's Board of Trustees.

  INVESTMENT INCOME -- Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

  DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid quarterly on the Funds. Capital gain distributions, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations. These differences are due primarily to differing treatments of income and gain on various investment securities held by a Fund, timing differences and differing characterizations of distributions made by a Fund.

  FEDERAL TAXES -- The Funds intend to qualify and continue to qualify each year as regulated investment companies and distribute all of their taxable income. In addition, by distributing in each calendar year

--------------------------------------------------------------------------------
THE CUTLER TRUST

NOTES TO FINANCIAL STATEMENTS  (continued)
DECEMBER 31, 1997 (unaudited)
--------------------------------------------------------------------------------
  substantially all of their net investment income, capital gain and certain other amounts, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

  EXPENSE ALLOCATION -- The Trust accounts separately for the assets and liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds.

  REALIZED GAIN AND LOSS -- Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified cost.

NOTE 3  INVESTMENT ADVISORY AND OTHER SERVICES

  INVESTMENT ADVISER -- The investment adviser to the Funds is Cutler & Company LLC ("Adviser"). Pursuant to an Investment Advisory Agreement effective May 1, 1996, the Adviser receives an advisory fee at an annual rate of 0.75% of each Fund's average daily net assets. Prior to May 1, 1996, the advisory fee for each Fund was 0.50%.

  MANAGER -- The Trust has entered into a management agreement with Forum Administrative Services, LLC ("FAdS"). For its services FAdS is entitled to compensation of 0.10% of each Fund's average daily net assets. A previous management agreement in effect with Forum Financial Services, Inc. ("FFSI") during the period was identical in all material terms including fees.

  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT -- Forum Financial Corp. ("FFC") an affiliate of FAdS and FFSI, provides services as the Trust's transfer agent and dividend disbursing agent to each Fund pursuant to a separate agreement.

  OTHER SERVICE PROVIDERS -- Prior to October 1, 1997, FFC acted as the fund accountant pursuant to a separate Fund Accounting Agreement. Effective October 1, 1997, Forum Accounting Services, LLC ("FAcS") serves as the fund accountant for the Trust. FAcS is paid a fee for its portfolio accounting services of $36,000 per year for each Fund, subject to adjustments for the number and type of portfolio transactions. FFSI, a registered broker-dealer, acts as the Trust's distributor pursuant to a separate Distribution Agreement with the Trust for which it receives no compensation.

NOTE 4  TRANSACTIONS OF SECURITIES

  The cost of securities purchased and the proceeds from sales of securities (excluding short term securities) for the six months ended December 31, 1997 were as follows:

                                          Cost of Purchases    Proceeds from Sales
                                          ------------------   -------------------
Cutler Equity Income Fund                    $31,533,967           $32,729,294
Cutler Approved List Equity Fund               6,096,566             8,267,891

--------------------------------------------------------------------------------
THE CUTLER TRUST

NOTES TO FINANCIAL STATEMENTS  (continued)
DECEMBER 31, 1997 (unaudited)
--------------------------------------------------------------------------------

  For federal income tax purposes, the tax basis of investment securities owned, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation as of December 31, 1997 were as follows:

                                                                  Unrealized    Unrealized       Net
                                                     Tax Cost    Appreciation  Depreciation  Appreciation
                                                    -----------  ------------  ------------  ------------
Cutler Equity Income Fund                           $53,855,842  $16,718,268   $   218,795   $16,499,473
Cutler Approved List Equity Fund                     20,964,137   15,101,252       184,647    14,916,605

--------------------------------------------------------------------------------

THE CUTLER TRUST

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Selected per share data and
ratios for a share outstanding
throughout each period.

                                                                   CUTLER EQUITY INCOME FUND
                                          ---------------------------------------------------------------------------
                                           Six Months
                                             Ended
                                          December 31,
                                          (unaudited)                         Year Ended June 30,
                                          ------------     ----------------------------------------------------------
                                              1997           1997         1996         1995         1994     1993 (a)

Net Asset Value, Beginning of Period        $ 16.06        $  12.95     $  10.96     $   9.56     $   9.95   $ 10.00
                                          ------------     --------     --------     --------     --------   --------
Investment Operations
  Net Investment Income (Loss)                 0.16            0.24         0.35         0.36(b)      0.27      0.10
  Net Realized and Unrealized Gain
    (Loss) on Investments                      1.26            4.30         2.13         1.40        (0.40)    (0.05)
                                          ------------     --------     --------     --------     --------   --------
Total from Investment Operations               1.42            4.54         2.48         1.76        (0.13)     0.05
                                          ------------     --------     --------     --------     --------   --------
Distributions From
  Net Investment Income                       (0.16)          (0.24)       (0.35)       (0.34)       (0.26)    (0.10)
  Net Realized Gain on Investments            (1.51)          (1.19)       (0.14)       (0.02)          --        --
                                          ------------     --------     --------     --------     --------   --------
Total Distributions                           (1.67)          (1.43)       (0.49)       (0.36)       (0.26)    (0.10)
                                          ------------     --------     --------     --------     --------   --------
Net Asset Value, End of Period              $ 15.81        $  16.06     $  12.95     $  10.96     $   9.56   $  9.95
                                          ------------     --------     --------     --------     --------   --------
                                          ------------     --------     --------     --------     --------   --------
Total return                                  8.80%(e)       37.65%       22.93%       18.63%       (1.37%)    0.90%(c)

Ratio/Supplementary Data
Net assets at the end of year (in
  thousands)                                $70,484        $ 62,523     $ 46,285     $ 41,470     $ 19,706   $ 2,853
Ratios to Average Net Assets:
  Expenses including
    reimbursement/waiver of fees              1.20%(c)        1.17%        0.98%        0.97%        1.00%     0.98%(c)
  Expenses excluding
    reimbursement/waiver of fees              1.20%(c)        1.17%        0.98%        0.97%        1.45%     3.69%(c)
  Net investment income                       1.34%(c)        1.67%        2.81%        3.49%        3.49%     2.23%(c)

Portfolio turnover rate                      58.59%          23.22%       57.08%       43.37%       42.83%    32.04%
Average commission rate per share (d)       $0.0564         $0.0509      $0.0525          N/A          N/A       N/A

(a) See Note 1 for applicable date of inception.

(b) Calculated using the weighted average number of shares outstanding.

(c) Annualized.

(d) For the fiscal years beginning on or after September 1, 1995, the Fund is required to disclose average commission per share paid to brokers on the purchase or sale of equity securities on which commissions were paid.

(e) Not annualized.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

THE CUTLER TRUST

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Selected per share data and
ratios for a share outstanding
throughout each period.

                                                                      CUTLER APPROVED LIST FUND
                                            -----------------------------------------------------------------------------
                                             Six Months
                                               Ended
                                            December 31,
                                            (unaudited)                          Year Ended June 30,
                                            ------------     ------------------------------------------------------------
                                                1997           1997         1996         1995         1994       1993 (a)

Net Asset Value, Beginning of Period          $ 18.33        $  14.18     $  11.71     $   9.78     $  10.09     $  10.00
                                            ------------     --------     --------     --------     --------     --------
Investment Operations
  Net Investment Income (Loss)                   0.12            0.18         0.21         0.24(b)      0.21         0.08
  Net Realized and Unrealized Gain
    (Loss) on Investments                        1.83            4.20         2.47         1.92        (0.31)        0.09
                                            ------------     --------     --------     --------     --------     --------
Total from Investment Operations                 1.95            4.38         2.68         2.16        (0.10)        0.17
                                            ------------     --------     --------     --------     --------     --------
Distributions From
  Net Investment Income                         (0.12)          (0.18)       (0.21)       (0.23)       (0.21)       (0.08)
  Net Realized Gain on Investments              (1.50)          (0.05)          --           --           --           --
                                            ------------     --------     --------     --------     --------     --------
Total Distributions                             (1.62)          (0.23)       (0.21)       (0.23)       (0.21)       (0.08)
                                            ------------     --------     --------     --------     --------     --------
Net Asset Value, End of Period                $ 18.66        $  18.33      $ 14.18      $ 11.71      $  9.78       $10.09
                                            ------------     --------     --------     --------     --------     --------
                                            ------------     --------     --------     --------     --------     --------
Total return                                   10.61%(e)       31.18%       23.01%       22.33%       (1.07%)       3.31%(c)

Ratio/Supplementary Data
Net assets at the end of year (in
  thousands)                                  $35,719        $ 35,277      $30,248      $21,890      $12,620       $3,618
Ratios to Average Net Assets:
  Expenses including
    reimbursement/waiver of fees                1.25%(c)        1.25%        1.05%        1.00%        1.00%        0.98%(c)
  Expenses excluding
    reimbursement/waiver of fees                1.25%(c)        1.25%        1.13%        1.23%        1.78%        4.53%(c)
  Net investment income                         0.80%(c)        1.15%        1.65%        2.20%        2.43%        2.27%(c)

Portfolio turnover rate                        18.02%           3.86%        8.97%       23.42%       22.27%       10.88%
Average commission rate per share (d)         $0.0594         $0.0600      $0.0569          N/A          N/A          N/A

(a) See Note 1 for applicable date of inception.

(b) Calculated using the weighted average number of shares outstanding.

(c) Annualized.

(d) For the fiscal years beginning on or after September 1, 1995, the Fund is required to disclose average commission per share paid to brokers on the purchase or sale of equity securities on which commissions were paid.

(e) Not annualized.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

THE CUTLER TRUST

TRUSTEES OF THE CUTLER TRUST
DECEMBER 31, 1997

--------------------------------------------------------------------------------

                     KENNETH R. CUTLER
       [PHOTO]       Principal portfolio manager of the Equity Income Fund and Approved List Equity
                     Fund, and of institutional equity portfolios managed separately by Cutler &
                     Company LLC with objectives similar to the Funds.

                     JOHN Y. KEFFER
       [PHOTO]       President, Forum Financial Services, Inc.-Registered Trademark-, distributor of the Funds.

                     BROOKE CUTLER ASHLAND
       [PHOTO]       Chief Executive Officer, Cutler & Company LLC, Investment Adviser to the
                     trust.

                     DR. HATTEN S. YODER, JR.
       [PHOTO]       Chairman Emeritus, Geophysical Laboratory, Carnegie Institute of Washington,
                     and consultant to the Los Alamos National Laboratory. A member of the National
                     Academy of Sciences, and many national and international scientific bodies.

                     ROBERT B. WATTS, JR.
       [PHOTO]       Attorney in private practice. Formerly a senior level officer, counsel and corporate secretary with over 25 years of corporate, divisional and board level experience with two Fortune 100 companies.

                                                                THE CUTLER TRUST
------------------------------------------------------------------------

TABLE OF CONTENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                            Page
                                            ----
Chairman's Letter to the Shareholders.......   1
Cutler Equity Income Fund Portfolio.........   2
Cutler Approved List Equity Fund
  Portfolio.................................   5
Statements of Assets and Liabilities........  11
Statements of Operations....................  12
Statements of Changes in Net Assets.........  13
Notes to Financial Statements...............  14
Financial Highlights (Per Share Data).......  17
Trustees of the Cutler Trust................  19

                                  Distributor
                         Forum Financial Services, Inc.

                              CUTLER & COMPANY LLC
                             INVESTMENT MANAGEMENT

                        INVESTMENT ADVISER TO THE TRUST

                      503 Airport Road, Medford, OR 97504
                        (800) 228-8537 - (541) 770-9000
                              Fax: (541) 779-0006
                               info @ cutler.com

--------------------------------------------------------------------------------

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
--------------------------------------------------------------------------------

                                 CUTLER EQUITY
                                  INCOME FUND

                              CUTLER APPROVED LIST
                                  EQUITY FUND

                               SEMI-ANNUAL REPORT
                                ---------------

                               December 31, 1997